EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 863,000,000	$ 1,247,000,000	$ 797,000,000
Dividends on Class A redeemable junior preferred shares	0	(105,000,000)	(116,000,000)
Net income (loss)	863,000,000	1,142,000,000	681,000,000
Non-controlling interests	$ 97,000,000	$ 33,000,000	$ 1,000,000
Earnings per class C share - basic (in dollars per share)	$ 3.35	$ 8.69	$ 10.51
Weighted average shares – Class C shares (in shares)	224,030,265	126,003,542	64,215,726
Class A exchangeable and Class B shareholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income from continuing operations available to common shareholders	$ 16,000,000	$ 14,000,000	$ 5,000,000
Class C shareholder
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income from continuing operations available to common shareholders	$ 750,000,000	$ 1,095,000,000	$ 675,000,000